Stockholders Equity (Deficit) (Details 3) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance as of December 31, 2023	$ (24,682)	$ 6,079	$ (21,295)	$ 13,448	$ 13,448
Other comprehensive (loss) from discontinued operations				(35)	83	$ (380)
Balance as of June 30, 2024 (Unaudited)	(29,422)	(2,879)	(29,422)	(2,879)	(21,295)	13,448
Accumulated Foreign Currency Adjustment Attributable to Parent [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance as of December 31, 2023			(155)	(2,332)	(2,332)	(2,587)
Other comprehensive income (loss)					658	(125)
Other comprehensive (loss) from discontinued operations					1,519	380
Balance as of June 30, 2024 (Unaudited)					(155)	(2,332)
Accumulated Defined Benefit Plans Adjustment, Net Gain (Loss) Attributable to Parent [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance as of December 31, 2023			(2)	(2)	(2)	(17)
Other comprehensive income (loss)						15
Other comprehensive (loss) from discontinued operations
Balance as of June 30, 2024 (Unaudited)					(2)	(2)
AOCI Attributable to Parent [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance as of December 31, 2023	(663)	(2,406)	(157)	(2,334)	(2,334)	(2,604)
Other comprehensive income (loss)					658	(110)
Other comprehensive (loss) from discontinued operations					1,519	380
Balance as of June 30, 2024 (Unaudited)	$ (1,763)	$ (2,356)	$ (1,763)	$ (2,356)	$ (157)	$ (2,334)